Financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of financial instruments breakdown by category

					2025
	Note	Amortized cost	Fair value through profit or loss	Fair value through Other comprehensive income	Total
Assets per balance sheet
Cash and cash equivalents	15 (a)	515,871	-	-	515,871
Financial investments		5,687	-	-	5,687
Other financial instruments	16 (a)	-	36,767	-	36,767
Trade accounts receivables (iii)	17 (a)	35,973	192,615	-	228,588
Investments in equity instruments	14 (c)	-	-	5,219	5,219
		557,531	229,382	5,219	792,132
Liabilities per balance sheet
Loans and financings	24 (a)	1,614,386	91,598	-	1,705,984
Lease liabilities	23 (b)	121,134	-	-	121,134
Other financial instruments	16 (a)	-	103,893	-	103,893
Trade payables	25 (a)	500,025	-	-	500,025
Confirming payables	26 (a)	415,388	-	-	415,388
Dividends payable		26,918	-	-	26,918
Use of public assets (ii)		18,808	-	-	18,808
Related parties (ii)	20 (a)	4,695	-	-	4,695
		2,701,354	195,491	-	2,896,845

					2024
	Note	Amortized cost	Fair value through profit or loss	Fair value through Other comprehensive income	Total
Assets per balance sheet
Cash and cash equivalents	15 (a)	620,537	-	-	620,537
Financial investments		19,693	-	-	19,693
Other financial instruments	16 (a)	-	5,282	-	5,282
Trade accounts receivables (iii)	17 (a)	39,008	101,785	-	140,793
Investments in equity instruments	14 (c)	-	-	5,093	5,093
Related parties (i)	20 (a)	1,546	-	-	1,546
		680,784	107,067	5,093	792,944
Liabilities per balance sheet
Loans and financings	24 (a)	1,670,313	92,320	-	1,762,633
Lease liabilities	23 (b)	95,899	-	-	95,899
Other financial instruments	16 (a)	-	37,134	-	37,134
Trade payables	25 (a)	443,288	-	-	443,288
Confirming payables	26 (a)	268,175	-	-	268,175
Dividends payable		3,707	-	-	3,707
Use of public assets (ii)		18,047	-	-	18,047
Related parties (ii)	20 (a)	4,085	-	-	4,085
		2,503,514	129,454	-	2,632,968

(i) Classified as “Other assets” in the consolidated balance sheet.

(ii) Classified as “Other liabilities” in the consolidated balance sheet.

(iii) Fair value through profit or loss amounts, relates mainly to amounts included in a forfaiting program and sales that are subsequently adjusted to changes in LME prices.